Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001951089
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity Registrant Name	Critical Metals Corp.
Amendment Description	Critical Metals Corp. (the “Company”) is filing this Amendment No. 1 on Form 6-K (this “Amendment” or “Form 6-K/A”) to amend the Report on Form 6-K originally filed by the Company with the Securities and Exchange Commission (the “SEC”) on March 19, 2025 (the “Original Report”). Specifically, this Amendment (i) amends and restates its management’s discussion and analysis of financial conditions and results of operations for the six months ended December 31, 2024 and 2023 (the “Affected Interim Periods”) filed as Exhibit 99.1 to the Original Report, and (ii) amends and restates the Company’s previously issued unaudited condensed consolidated interim financial statements for the Affected Interim Periods filed as Exhibit 99.2 to the Original Report. The amended and restated management’s discussion and analysis of financial conditions and results of operations and unaudited condensed consolidated financial statements sections for the Affected Interim Periods are included as Exhibit 99.1 and 99.2, respectively, to this Form 6-K/A.The Company has restated certain information presented in its annual report on Form 20-F for the years ended June 30, 2024 and June 30, 2023 (the “Restated Financial Statements”) and made certain other changes to reflect the Restated Financial Statements, the effects of the Restated Financial Statements and related matters on Form 20-F/A filed with the SEC on October 3, 2025 (the “20-F/A”). Investors and other readers should rely only on the financial information and other related disclosures regarding the six months ended December 31, 2024 and December 31, 2023 contained in this Form 6-K/A and should not rely on the Original Report nor any previously issued or filed reports, press releases, presentations or similar communications containing financial information or other related disclosures from the Original Report.
Amendment Flag	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30